Shareholders' Equity (Narrative) (Details) - USD ($) $ in Thousands	6 Months Ended			12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023	Jun. 30, 2023	Dec. 31, 2023
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-Based Payment Arrangement, Expense	$ 7,198	$ 6,077	$ 6,521	$ 12,598
Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of stock options granted	416,316
Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of stock options granted	183,329
Vesting period	4 years